TANGIBLE ASSETS (Details) $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017 COP ($)		Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		$ 6,559,515				$ 6,514,048
Property, plant and equipment		6,654,006		$ 2,230.0		6,559,515	$ 6,514,048
Property plant and equipment for own use [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	[2]	5,899,249				5,732,230
Property, plant and equipment	[2]	5,799,997				5,899,249	5,732,230
Property, plant and equipment under operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		2,076				3,360
Property, plant and equipment		4,076				2,076	3,360
Investment properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	[3]	610,188				538,246
Property, plant and equipment	[3]	783,794				610,188	538,246
Biological assets at fair value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		48,002				240,212
Property, plant and equipment		66,139				48,002	240,212
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		9,054,173				8,758,542	7,344,992
Purchases or capitalized expenses		582,197				907,256	1,031,177
Withdrawals / Sales		(425,279)	[4]			(454,249)	(400,114)
Changes in fair value		60,178				68,324	127,691
Transfers to/from non-current assets held for sale		102,056				(7,385)	29,720
Adjustments for exchange differences		(65,404)				(138,320)	625,076
Reclassification of bearer plants balance	[5]					0
Effects of amendments in accounting policies of bearer plants.						(18,079)
Reclassifications		47,251	[6]			(61,916)
Property, plant and equipment		9,355,172				9,054,173	8,758,542
Gross carrying amount [member] | Property plant and equipment for own use [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	[2]	8,388,936				7,969,593	6,758,740
Purchases or capitalized expenses	[2]	470,650				814,194	919,335
Withdrawals / Sales	[2]	(374,606)	[4]			(367,987)	(349,056)
Changes in fair value	[2]	0				0	0
Transfers to/from non-current assets held for sale	[2]	587				(18,704)	15,498
Adjustments for exchange differences	[2]	(65,404)				(138,320)	625,076
Reclassification of bearer plants balance	[2],[5]					188,177
Effects of amendments in accounting policies of bearer plants.	[2]					29
Reclassifications	[2]	77,394	[6]			(58,046)
Property, plant and equipment	[2]	8,497,557				8,388,936	7,969,593
Gross carrying amount [member] | Property, plant and equipment under operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		7,047				10,491	17,111
Purchases or capitalized expenses		3,102				362	1,119
Withdrawals / Sales		(2,467)	[4]			(3,806)	(7,739)
Changes in fair value		0				0	0
Transfers to/from non-current assets held for sale		0				0	0
Adjustments for exchange differences		0				0	0
Reclassification of bearer plants balance	[5]					0
Effects of amendments in accounting policies of bearer plants.						0
Reclassifications		0	[6]			0
Property, plant and equipment		7,682				7,047	10,491
Gross carrying amount [member] | Investment properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	[3]	610,188				538,246	366,742
Purchases or capitalized expenses	[3]	84,036				71,268	75,458
Withdrawals / Sales	[3]	(28,431)	[4]			(61,786)	(22,945)
Changes in fair value	[3]	46,675				53,680	104,769
Transfers to/from non-current assets held for sale	[3]	101,469				11,319	14,222
Adjustments for exchange differences	[3]	0				0	0
Reclassification of bearer plants balance	[3],[5]					0
Effects of amendments in accounting policies of bearer plants.	[3]					0
Reclassifications	[3]	(30,143)	[6]			(2,539)
Property, plant and equipment	[3]	783,794				610,188	538,246
Gross carrying amount [member] | Biological assets at fair value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		48,002				240,212	202,399
Purchases or capitalized expenses		24,409				21,432	35,265
Withdrawals / Sales		(19,775)	[4]			(20,670)	(20,374)
Changes in fair value		13,503				14,644	22,922
Transfers to/from non-current assets held for sale		0				0	0
Adjustments for exchange differences		0				0	0
Reclassification of bearer plants balance	[5]					(188,177)
Effects of amendments in accounting policies of bearer plants.						(18,108)
Reclassifications		0	[6]			(1,331)
Property, plant and equipment		66,139				48,002	240,212
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(2,492,071)				(2,243,410)	(1,455,207)
Withdrawals / Sales		276,840	[4]			130,195	162,508
Transfers to/from non-current assets held for sale		0				10,781	(364,282)
Adjustments for exchange differences		20,881				71,582	(194,653)
Reclassifications		(35,531)	[6]			(5,338)
Depreciation of the year charged against profit or loss		(463,892)				(455,852)	(391,776)
IAS 41 Adoption Effect - agriculture						(29)
Property, plant and equipment		(2,693,773)				(2,492,071)	(2,243,410)
Accumulated depreciation [Member] | Property plant and equipment for own use [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	[2]	(2,487,188)				(2,236,346)	(1,445,970)
Withdrawals / Sales	[2]	274,804	[4]			126,782	156,830
Transfers to/from non-current assets held for sale	[2]	0				10,781	(364,282)
Adjustments for exchange differences	[2]	20,881				71,582	(194,653)
Reclassifications	[2]	(35,531)	[6]			(5,338)
Depreciation of the year charged against profit or loss	[2]	(463,133)				(454,620)	(388,271)
IAS 41 Adoption Effect - agriculture	[2]					(29)
Property, plant and equipment	[2]	(2,690,167)				(2,487,188)	(2,236,346)
Accumulated depreciation [Member] | Property, plant and equipment under operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(4,883)				(7,064)	(9,237)
Withdrawals / Sales		2,036	[4]			3,413	5,678
Transfers to/from non-current assets held for sale		0				0	0
Adjustments for exchange differences		0				0	0
Reclassifications		0	[6]			0
Depreciation of the year charged against profit or loss		(759)				(1,232)	(3,505)
Property, plant and equipment		(3,606)				(4,883)	(7,064)
Accumulated depreciation [Member] | Investment properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	[3]	0				0	0
Withdrawals / Sales	[3]	0	[4]			0	0
Transfers to/from non-current assets held for sale	[3]	0				0	0
Adjustments for exchange differences	[3]	0				0	0
Reclassifications	[3]	0	[6]			0
Depreciation of the year charged against profit or loss	[3]	0				0	0
Property, plant and equipment	[3]	0				0	0
Accumulated depreciation [Member] | Biological assets at fair value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		0				0	0
Withdrawals / Sales		0	[4]			0	0
Transfers to/from non-current assets held for sale		0				0	0
Adjustments for exchange differences		0				0	0
Reclassifications		0	[6]			0
Depreciation of the year charged against profit or loss		0				0	0
Property, plant and equipment		0				0	0
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(2,587)				(1,084)	(3,052)
Withdrawals / Sales		(4,806)
Year impairment charge						(1,503)	1,968
Property, plant and equipment		(7,393)				(2,587)	(1,084)
Accumulated impairment [member] | Property plant and equipment for own use [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	[2]	(2,499)				(1,017)	(2,726)
Withdrawals / Sales	[2]	(4,894)
Year impairment charge	[2]					(1,482)	1,709
Property, plant and equipment	[2]	(7,393)				(2,499)	(1,017)
Accumulated impairment [member] | Property, plant and equipment under operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(88)				(67)	(326)
Withdrawals / Sales		88
Year impairment charge						(21)	259
Property, plant and equipment		0				(88)	(67)
Accumulated impairment [member] | Investment properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	[3]	0				0	0
Withdrawals / Sales	[3]	0
Year impairment charge	[3]					0	0
Property, plant and equipment	[3]	0				0	0
Accumulated impairment [member] | Biological assets at fair value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		0				0	0
Withdrawals / Sales		0
Year impairment charge						0	0
Property, plant and equipment		$ 0				$ 0	$ 0

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.
[2]	Only includes assets for own use diferent than assets given in operating lease (see note 15.2)
[3]	The total of purchases of investment properties, includes Ps. 8,219 at December 2017 and Ps. 14,658 at December 2016, of assets received in total or partial settlement of the payment obligations of debtors.
[4]	The total of Withdrawals of for own use, includes Ps. (30,440) of the liquidation of “Consorcio Consol”.
[5]	As of January 1, 2016, Grupo Aval changed its accounting policy regarding the measurement of biological assets related to bearer plants, pursuant to IAS 16 amendment (Property, plant and equipment) and IAS 41 (Agriculture). Based on such amendment, bearer plants could be classified as property, plant and equipment for own use and accounted for under the cost model, according to IAS 16; then, they are depreciated during the estimated life of the bearer plants by using the production units method. The biological products of those bearer plants (fruits) are recognized according to IAS 41, at fair value with changes in profit or loss. Until December 31, 2015, bearer plants were recorded as biological assets at fair value with changes recognized in profit or loss. The effect of this accounting change had no material effect on Grupo Aval´s financial statements and for this reason previous financial statements were not adjusted for retrospective application. Other biological assets, including biological assets growing in the bearer plants, are recognized both at the time of their initial recognition and at the end of reporting period at fair value less disposal cost, except for biological assets for which their fair value cannot be measured reliably; in such case they are measured at cost less accumulated depreciation and impairment loss. Gains and losses arising from the initial and subsequent recognition at fair value of the agricultural products are included in profit or loss. Costs incurred in the agricultural production process are also recognized directly in profit or loss. Fair value of biological assets is determined using valuations performed by experienced internal professionals, using discounted cash flow models. The expected cash flows of the crop’s total life are determined by using the market price of the agricultural product currently in effect and the estimated productive life of plants, net of maintenance and harvest costs and of any other costs required for plant maintenance during the production period. Productive life of plants is estimated considering the age, location and type of product. Fair value of the biological assets is dependent on current market prices for each product.
[6]	The total of reclassification of for own use, includes Ps. 3,509 of the business combinations Covimar y Covipacifico (this acquisition is not significant).